Short-term Bank Loan (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-term Bank Loans and Notes Payable	$ 0	$ 2,264,812
Loan payable to Bank of China Lishui Branch | Loan payable One [Member]
Short-term Bank Loans and Notes Payable	$ 0	$ 2,264,812